Synthetic GICs (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Schedule of the Plan’s investments related to the synthetic GICs recorded at contract value
The following is a summary of the Plan’s investments related to the synthetic GICs recorded at contract value:

December 31, 2025	Contract Value	Unrealized Gains/(Losses)	Market Value of Underlying Assets
Synthetic GICs:
VOYA Contract	$453,351,221	$(16,129,437)	$437,221,784
Prudential Contract	453,760,561	(15,715,204)	438,045,357
Metlife Contract	453,834,486	(15,334,283)	438,500,203
Transamerica Contract	453,417,880	(16,052,405)	437,365,475
Pacific Life Contract	453,606,462	$(15,666,793)	437,939,669
Total synthetic GICs	$2,267,970,610	$(78,898,122)	$2,189,072,488

December 31, 2024	Contract Value	Unrealized Gains/(Losses)	Market Value of Underlying Assets
Synthetic GICs:
VOYA Contract	$454,221,030	$(32,508,939)	$421,712,091
Prudential Contract	454,378,334	(31,871,884)	422,506,450
Metlife Contract	454,427,937	(31,482,776)	422,945,161
Transamerica Contract	454,242,001	(32,391,315)	421,850,686
Pacific Life Contract	454,315,952	$(31,911,441)	422,404,511
Total synthetic GICs	$2,271,585,254	$(160,166,355)	$2,111,418,899